AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Fair Value
Consumer Discretionary - 5.4%
Leisure Products - 2.7%
YETI Holdings, Inc. *	205,000	$9,885,100

Retail - Discretionary - 2.7%
Winmark Corporation	26,600	9,925,258

Energy - 23.9%
Oil & Gas Producers - 19.3%
Chesapeake Energy Corporation	150,000	12,934,500
ConocoPhillips	110,000	13,178,000
Core Laboratories, Inc.	204,000	4,898,040
Occidental Petroleum Corporation	185,000	12,002,800
Permian Basin Royalty Trust	501,156	10,649,565
Pioneer Natural Resources Company	75,700	17,376,935
		71,039,840
Oil & Gas Services & Equipment - 4.6%
Schlumberger Ltd.	294,000	17,140,200

Financials - 12.9%
Banking - 3.2%
Hingham Institution For Savings (The)	62,087	11,594,747

Institutional Financial Services - 4.6%
CME Group, Inc.	30,000	6,006,600
Intercontinental Exchange, Inc.	100,000	11,002,000
		17,008,600
Insurance - 5.1%
Brown & Brown, Inc.	167,150	11,673,756
Markel Group, Inc. *	4,850	7,141,577
		18,815,333
Health Care - 10.6%
Health Care Facilities & Services - 2.6%
Chemed Corporation	18,300	9,510,510

Medical Equipment & Devices - 8.0%
Alcon, Inc.	110,000	8,476,600
Haemonetics Corporation *	119,000	10,660,020
Mirion Technologies, Inc. *	1,390,000	10,383,300
		29,519,920
Industrials - 7.7%
Aerospace & Defense - 1.4%
HEICO Corporation - Class A	40,000	5,168,800

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Fair Value
Industrials - 9.2% (Continued)
Electrical Equipment - 4.9%
A.O. Smith Corporation	113,000	$7,472,690
Allegion plc	37,500	3,907,500
Otis Worldwide Corporation	85,000	6,826,350
		18,206,540
Industrial Intermediate Products - 2.9%
Armstrong World Industries, Inc.	150,000	10,800,000

Industrial Support Services - 1.4%
U-Haul Holding Company	97,200	5,092,308

Materials - 8.4%
Chemicals - 1.8%
Valvoline, Inc.	200,000	6,448,000

Metals & Mining - 6.6%
Franco-Nevada Corporation	114,000	15,217,860
Wheaton Precious Metals Corporation	225,000	9,123,750
		24,341,610
Real Estate - 15.8%
Real Estate Owners & Developers - 15.8%
St. Joe Company (The)	215,800	11,724,414
Texas Pacific Land Corporation	25,500	46,500,780
		58,225,194
Technology - 8.8%
Technology Services - 8.8%
CDW Corporation	66,250	13,366,600
Jack Henry & Associates, Inc.	65,350	9,876,999
TD SYNNEX Corporation	92,500	9,237,050
		32,480,649

Total Common Stocks (Cost $258,792,709)		$355,202,609

MONEY MARKET FUNDS - 3.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a)	13,475,236	$13,475,236
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.21% (a)	32,946	32,946
Total Money Market Funds (Cost $13,508,182)		$13,508,182

Total Investments at Fair Value - 100.1% (Cost $272,300,891)		$368,710,791

Liabilities in Excess of Other Assets - (0.1%)		(457,478)

Net Assets - 100.0%		$368,253,313

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Fair Value
Consumer Discretionary - 16.0%
Retail - Discretionary - 8.3%
Lowe's Companies, Inc.	122,000	$25,356,480
O'Reilly Automotive, Inc. *	51,000	46,351,860
		71,708,340
Wholesale - Discretionary - 7.7%
Copart, Inc. *	1,540,000	66,358,600

Energy - 2.2%
Oil & Gas Producers - 2.2%
Chesapeake Energy Corporation	220,000	18,970,600

Financials - 7.9%
Asset Management - 3.8%
Brookfield Asset Management Ltd. - Class A	979,353	32,651,629

Diversified Financial Services - 4.1%
S&P Global, Inc.	96,000	35,079,360

Health Care - 4.9%
Health Care Facilities & Services - 4.9%
Chemed Corporation	20,000	10,394,000
IQVIA Holdings, Inc. *	162,000	31,873,500
		42,267,500
Industrials - 9.9%
Aerospace & Defense - 4.5%
HEICO Corporation - Class A	299,377	38,685,496

Commercial Support Services - 5.4%
API Group Corporation *	1,795,000	46,544,350

Materials - 7.3%
Chemicals - 2.6%
Valvoline, Inc.	700,000	22,568,000

Containers & Packaging - 4.7%
AptarGroup, Inc.	325,000	40,638,000

Real Estate - 7.4%
Real Estate Owners & Developers - 1.0%
Texas Pacific Land Corporation	5,000	9,117,800

REITs - 6.4%
Equinix, Inc.	34,500	25,055,970
SBA Communications Corporation - Class A	149,000	29,825,330
		54,881,300
Technology - 41.3%
Semiconductors - 14.4%
Advanced Micro Devices, Inc. *	80,000	8,225,600
BE Semiconductor Industries N.V.	10,000	978,013

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Fair Value
Technology - 41.3% (Continued)
Semiconductors - 14.4% (Continued)
Intel Corporation	740,000	$26,307,000
NVIDIA Corporation	80,000	34,799,200
Silicon Laboratories, Inc. *	115,000	13,327,350
SiTime Corporation *	110,045	12,572,641
Texas Instruments, Inc.	175,000	27,826,750
		124,036,554
Software - 11.8%
ANSYS, Inc. *	54,000	16,067,700
BlackLine, Inc. *	510,000	28,289,700
Roper Technologies, Inc.	68,000	32,931,040
Verra Mobility Corporation *	1,310,000	24,497,000
		101,785,440
Technology Services - 15.1%
Accenture plc - Class A	108,000	33,167,880
Broadridge Financial Solutions, Inc.	169,000	30,259,450
Mastercard, Inc. - Class A	142,000	56,219,220
Moody's Corporation	35,000	11,065,950
		130,712,500

Total Common Stocks (Cost $532,157,985)		$836,005,469

MONEY MARKET FUNDS - 3.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $27,348,742)	27,348,742	$27,348,742

Total Investments at Fair Value - 100.1% (Cost $559,506,727)		$863,354,211

Liabilities in Excess of Other Assets - (0.1%)		(945,234)

Net Assets - 100.0%		$862,408,977

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Fair Value
Communications - 1.3%
Internet Media & Services - 1.3%
Booking Holdings, Inc. *	4,000	$12,335,800

Consumer Discretionary - 13.1%
Leisure Products - 3.1%
Polaris, Inc.	140,000	14,579,600
Thor Industries, Inc.	150,000	14,269,500
		28,849,100
Retail - Discretionary - 10.0%
Genuine Parts Company	150,000	21,657,000
Lowe's Companies, Inc.	140,000	29,097,600
TJX Companies, Inc. (The)	300,000	26,664,000
Tractor Supply Company	79,500	16,142,475
		93,561,075
Consumer Staples - 2.0%
Beverages - 2.0%
Coca-Cola Europacific Partners plc	300,000	18,744,000

Energy - 7.8%
Oil & Gas Producers - 7.8%
Chevron Corporation	200,000	33,724,000
Pioneer Natural Resources Company	170,000	39,023,500
		72,747,500
Financials - 13.6%
Asset Management - 1.8%
Brookfield Corporation	550,000	17,198,500

Banking - 2.3%
Truist Financial Corporation	737,000	21,085,570

Insurance - 6.5%
Brown & Brown, Inc.	352,000	24,583,680
Chubb Ltd.	175,000	36,431,500
		61,015,180
Specialty Finance - 3.0%
Fidelity National Financial, Inc.	670,000	27,671,000

Health Care - 7.5%
Health Care Facilities & Services - 5.1%
Chemed Corporation	70,000	36,379,000
Quest Diagnostics, Inc.	95,000	11,576,700
		47,955,700
Medical Equipment & Devices - 2.4%
Medtronic plc	280,000	21,940,800

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Fair Value
Industrials - 10.4%
Aerospace & Defense - 4.6%
HEICO Corporation - Class A	137,120	$17,718,647
Lockheed Martin Corporation	62,500	25,560,000
		43,278,647
Commercial Support Services - 2.3%
Rentokil Initial plc	2,822,000	20,950,852

Electrical Equipment - 1.3%
A.O. Smith Corporation	180,000	11,903,400

Industrial Support Services - 2.2%
Fastenal Company	380,000	20,763,200

Materials - 2.6%
Construction Materials - 2.6%
Carlisle Companies, Inc.	95,500	24,759,330

Real Estate - 8.5%
Real Estate Owners & Developers - 4.7%
Texas Pacific Land Corporation	24,000	43,765,440

REITs - 3.8%
Equinix, Inc.	37,400	27,162,124
SBA Communications Corporation - Class A	45,000	9,007,650
		36,169,774
Technology - 29.2%
Semiconductors - 3.6%
Texas Instruments, Inc.	215,000	34,187,150

Software - 6.4%
ANSYS, Inc. *	60,000	17,853,000
Roper Technologies, Inc.	41,000	19,855,480
SS&C Technologies Holdings, Inc.	425,000	22,329,500
		60,037,980
Technology Services - 19.2%
Accenture plc - Class A	110,000	33,782,100
Broadridge Financial Solutions, Inc.	205,000	36,705,250
Jack Henry & Associates, Inc.	167,000	25,240,380
Mastercard, Inc. - Class A	85,000	33,652,350
Moody's Corporation	90,000	28,455,300
S&P Global, Inc.	60,000	21,924,600
		179,759,980

Total Common Stocks (Cost $666,722,570)		$898,679,978

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $39,535,625)	39,535,625	$39,535,625

Total Investments at Fair Value - 100.2% (Cost $706,258,195)		$938,215,603

Liabilities in Excess of Other Assets - (0.2%)		(1,547,439)

Net Assets - 100.0%		$936,668,164

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
Communications - 4.2%
Entertainment Content - 2.1%
Nintendo Company Ltd.	45,300	$1,882,337

Internet Media & Services - 2.1%
eDreams ODIGEO S.A. *	288,550	1,970,332

Consumer Discretionary - 11.1%
Home & Office Products - 2.5%
SharkNinja, Inc. *	49,700	2,304,092

Leisure Facilities & Services - 3.2%
Alsea S.A.B. de C.V. *	592,920	2,163,371
Bowlero Corporation *	80,700	776,334
		2,939,705
Leisure Products - 1.1%
MIPS AB	27,800	939,634

Retail - Discretionary - 2.8%
Lowe's Companies, Inc.	12,450	2,587,608

Specialty Retail - 1.5%
Auto Partner S.A.	258,534	1,373,103

Consumer Staples - 5.6%
Beverages - 3.0%
Coca-Cola Europacific Partners plc	43,500	2,717,880

Food - 0.5%
Mondelez International, Inc. - Class A	6,600	458,040

Retail - Consumer Staples - 2.1%
B & M European Value Retail S.A.	274,000	1,954,265

Energy - 8.4%
Oil & Gas Producers - 8.4%
Canadian Natural Resources Ltd.	33,800	2,185,911
Hess Corporation	14,100	2,157,300
Pioneer Natural Resources Company	14,610	3,353,726
		7,696,937
Financials - 14.6%
Asset Management - 2.1%
Partners Group Holding AG	1,720	1,930,780

Banking - 2.9%
HDFC Bank Ltd. - ADR	45,350	2,676,103

Diversified Financial Services - 2.5%
S&P Global, Inc.	6,400	2,338,624

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
Financials - 14.6% (Continued)
Insurance - 5.6%
Chubb Ltd.	11,500	$2,394,070
F&G Annuities & Life, Inc.	96,384	2,704,535
		5,098,605
Specialty Finance - 1.5%
International Money Express, Inc. *	80,900	1,369,637

Health Care - 10.6%
Biotech & Pharma - 0.8%
Mirion Technologies, Inc. *	100,000	747,000

Health Care Facilities & Services - 2.1%
IQVIA Holdings, Inc. *	9,640	1,896,670

Medical Equipment & Devices - 7.7%
Alcon, Inc.	25,500	1,965,030
InMode Ltd. *	59,700	1,818,462
Stevanato Group S.p.A	112,481	3,342,935
		7,126,427
Industrials - 22.0%
Aerospace & Defense - 0.6%
Lockheed Martin Corporation	1,400	572,544

Commercial Services - 2.9%
Karooooo Ltd.	51,685	1,029,049
Teleperformance S.A. - ADR	26,011	1,634,791
		2,663,840
Commercial Support Services - 6.4%
Edenred	48,800	3,052,573
GFL Environmental, Inc.	88,700	2,817,112
		5,869,685
Diversified Industrials - 3.6%
Eaton Corporation plc	15,700	3,348,496

Electrical Equipment - 2.4%
TE Connectivity Ltd.	17,550	2,167,951

Machinery - 2.0%
ITOCHU Corporation	28,000	1,011,184
Nidec Corporation	17,785	821,189
		1,832,373
Transportation & Logistics - 4.1%
Canadian National Railway Company	10,000	1,083,300
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	161,400	2,649,382
		3,732,682
Real Estate - 2.0%
Real Estate Services - 1.2%
FirstService Corporation	7,500	1,091,550

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
Real Estate - 2.0% (Continued)
REITs - 0.8%
Equinix, Inc.	1,075	$780,729

Technology - 20.2%
IT Services - 3.1%
StoneCo Ltd. - Class A *	270,000	2,880,900

Semiconductors - 3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	1,824,900
Texas Instruments, Inc.	8,500	1,351,585
		3,176,485
Software - 4.9%
SAP SE	26,000	3,365,315
Sapiens International Corporation N.V.	41,252	1,172,795
		4,538,110
Technology Hardware - 0.9%
Murata Manufacturing Company Ltd.	43,920	801,190

Technology Services - 7.8%
Accenture plc - Class A	10,500	3,224,655
Mastercard, Inc. - Class A	10,000	3,959,100
		7,183,755

Total Common Stocks (Cost $71,814,975)		$90,648,069

MONEY MARKET FUNDS - 1.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $1,447,449)	1,447,449	$1,447,449

Total Investments at Fair Value - 100.3% (Cost $73,262,424)		$92,095,518

Liabilities in Excess of Other Assets - (0.3%)		(262,162)

Net Assets - 100.0%		$91,833,356

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

September 30, 2023 (Unaudited)

Country	Value	% of Net Assets
United States **	$36,098,626	39.3%
Canada	7,177,873	7.8%
Switzerland	6,289,880	6.9%
Mexico	4,812,753	5.2%
France	4,687,364	5.1%
United Kingdom	4,672,145	5.1%
Japan	4,515,900	4.9%
Germany	3,365,315	3.7%
Italy	3,342,935	3.6%
Israel	2,991,257	3.3%
Brazil	2,880,900	3.1%
India	2,676,103	2.9%
Spain	1,970,332	2.1%
Taiwan	1,824,900	2.0%
Poland	1,373,103	1.5%
Singapore	1,029,049	1.1%
Sweden	939,634	1.1%
	$90,648,069	98.7%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Fair Value
Communications - 32.3%
Internet Media & Services - 17.3%
eDreams ODIGEO S.A. *	1,313,620	$8,969,911

Telecommunications - 15.0%
DigitalBridge Group, Inc.	441,341	7,758,775

Consumer Discretionary - 5.9%
Leisure Facilities & Services - 5.9%
Alsea S.A.B. de C.V. *	366,100	1,335,779
First Watch Restaurant Group, Inc. *	99,559	1,721,375
		3,057,154
Energy - 6.9%
Oil & Gas Producers - 2.9%
Permian Basin Royalty Trust	70,693	1,502,226

Renewable Energy - 4.0%
Green Plains, Inc. *	68,173	2,052,008

Financials - 16.4%
Asset Management - 16.4%
Apollo Global Management, Inc.	34,128	3,063,329
Brookfield Corporation	86,220	2,696,100
Brookfield Reinsurance Ltd. *	86,220	2,713,343
		8,472,772
Health Care - 2.9%
Health Care Facilities & Services - 2.9%
Chemed Corporation	2,876	1,494,657

Industrials - 22.9%
Commercial Support Services - 8.5%
API Group Corporation *	288,209	7,473,259
GFL Environmental, Inc.	137,896	4,379,577
		11,852,836
Materials - 7.1%
Chemicals - 7.1%
Orion S.A.	133,757	2,846,349
Valvoline, Inc.	25,797	831,695
		3,678,044
Real Estate - 2.2%
Real Estate Owners & Developers - 2.2%
Texas Pacific Land Corporation	624	1,137,901

Technology - 3.4%
Semiconductors - 0.5%
NVIDIA Corporation	622	270,564

Software - 2.9%
Tyler Technologies, Inc. *	2,141	826,726

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Fair Value
Technology - 3.4% (Continued)
Software - 2.9% (Continued)
WANdisco plc *	851,800	$685,879
		1,512,605

Total Common Stocks (Cost $49,658,462)		$51,759,453

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $136,467)	136,467	$136,467

Total Investments at Fair Value - 100.3% (Cost $49,794,929)		$51,895,920

Liabilities in Excess of Other Assets - (0.3%)		(133,247)

Net Assets - 100.0%		$51,762,673

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 23.7%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 9.9% (a)
0.500%, due 04/15/24	$12,119,800	$11,906,441
2.375%, due 01/15/25	4,864,890	4,807,737
0.625%, due 01/15/26	6,432,200	6,115,866
2.000%, due 01/15/26	4,620,240	4,530,272
0.125%, due 04/15/26	5,827,850	5,445,739
0.375%, due 01/15/27	4,935,099	4,591,232
0.375%, due 07/15/27	8,122,335	7,533,307
0.500%, due 01/15/28	6,196,050	5,712,286
0.750%, due 07/15/28	3,044,325	2,833,690
		53,476,570
U.S. Treasury Notes - 13.8%
2.875%, due 11/30/23	10,000,000	9,958,060
2.125%, due 11/30/24	10,000,000	9,634,766
1.375%, due 01/31/25	10,000,000	9,497,266
2.875%, due 06/15/25	10,000,000	9,627,734
4.500%, due 11/15/25	10,000,000	9,895,312
3.250%, due 06/30/29	10,000,000	9,294,531
1.500%, due 02/15/30	10,000,000	8,291,016
1.625%, due 05/15/31	10,000,000	8,119,141
		74,317,826

Total U.S. Government & Agencies (Cost $135,907,170)		$127,794,396

CORPORATE BONDS - 54.2%	Par Value	Fair Value
Communications - 1.0%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,400,750

Consumer Discretionary - 7.7%
Genuine Parts Company, 1.875%, due 11/01/30	775,000	588,044
Lowe’s Companies, Inc., 3.125%, due 09/15/24	800,000	779,534
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,434,036
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,788,024
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,335,452
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	333,395
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	710,080
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,464,634
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,927,315
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,666,020
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,250,802
TJX Companies, Inc. (The), 2.250%, due 09/15/26	4,226,000	3,882,279
TJX Companies, Inc. (The), 1.150%, due 05/15/28	5,276,000	4,415,104
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,012,000	1,850,482
TJX Companies, Inc. (The), 1.600%, due 05/15/31	3,500,000	2,719,807
VF Corporation, 2.400%, due 04/23/25	650,000	612,577
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,065,557
		41,823,142
Consumer Staples - 11.3%
Coca-Cola Company (The), 1.450%, due 06/01/27	7,952,000	7,026,010
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	844,335
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,321,949
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	786,030
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,679,603
Colgate-Palmolive Company, 3.250%, due 08/15/32	1,750,000	1,528,078

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.2% (Continued)	Par Value	Fair Value
Consumer Staples - 11.3% (Continued)
Colgate-Palmolive Company, 4.600%, due 03/01/33	$2,720,000	$2,623,182
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,081,040
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	6,906,977
Hershey Company (The), 3.200%, due 08/21/25	645,000	620,512
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,857,731
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,307,608
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,192,188
Hormel Foods Corporation, 1.700%, due 06/03/28	2,545,000	2,174,559
Hormel Foods Corporation, 1.800%, due 06/11/30	6,363,000	5,121,081
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,441,602
J.M. Smucker Company (The), 2.125%, due 03/15/32	850,000	640,970
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,071,545
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,502,992
Kimberly-Clark Corporation, 1.050%, due 09/15/27	5,997,000	5,115,151
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,300,000	1,236,464
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,269,790
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	535,350
Kimberly-Clark Corporation, 2.000%, due 11/02/31	1,394,000	1,100,225
		60,984,972
Energy - 4.7%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,803,068
Chevron Corporation, 3.900%, due 11/15/24	550,000	540,952
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,833,004
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,344,398
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	988,451
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	6,927,198
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,616,252
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,573,863
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	961,553
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	152,053
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,330,346
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,000,910
Pioneer Natural Resources, 1.900%, due 08/15/30	1,530,000	1,201,743
		25,273,791
Financials - 2.3%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,153,842
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	616,726
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,460,095
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	364,985
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	3,964,027
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	688,837
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	990,449
		12,238,961
Health Care - 1.8%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,418,053
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	982,103
Stryker Corporation, 3.500%, due 03/15/26	2,904,000	2,768,752

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.2% (Continued)	Par Value	Fair Value
Health Care - 1.8% (Continued)
Stryker Corporation, 3.650%, due 03/07/28	$500,000	$466,541
		9,635,449
Industrials - 7.2%
Amphenol Corporation, 4.350%, due 06/01/29	950,000	901,610
Honeywell International, 1.100%, due 03/01/27	650,000	570,152
Honeywell International, 5.000%, due 02/15/33	1,700,000	1,650,182
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,176,743
Hubbell, Inc., 2.300%, due 03/15/31	470,000	372,873
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,425,418
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	9,850,227
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,703,550
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,039,574
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	967,963
Lockheed Martin Corporation, 5.250%, due 01/15/33	1,000,000	988,060
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	332,889
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	751,482
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	449,486
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,024,204
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,304,583
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	969,637
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,649,361
		39,127,994
Materials - 3.0%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,500,000	3,410,387
Ecolab, Inc., 4.800%, due 03/24/30	945,000	919,298
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	5,968,942
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,404,938
Ecolab, Inc., 1.300%, due 01/30/31	1,450,000	1,096,840
Ecolab, Inc., 2.125%, due 02/01/32	375,000	294,174
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,163,901
		16,258,480
Technology - 15.2%
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	563,819
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	5,749,839
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,468,631
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,844,751
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,631,187
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,860,029
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,806,020
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,361,164
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,873,106
Mastercard, Inc., 3.300%, due 03/26/27	4,199,000	3,944,510
Mastercard, Inc., 3.500%, due 02/26/28	450,000	421,444
Mastercard, Inc., 4.850%, due 03/09/33	1,000,000	966,237
Moody’s Corporation, 3.250%, due 01/15/28	6,206,000	5,690,637
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	4,998,364
Moody’s Corporation, 4.250%, due 08/08/32	500,000	453,837
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,404,673
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,733,023
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,087,793
S&P Global, Inc., 4.250%, due 05/01/29	427,000	403,168
S&P Global, Inc., 2.500%, due 12/01/29	400,000	339,903
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	1,985,206

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.2% (Continued)	Par Value	Fair Value
Technology - 15.2% (Continued)
S&P Global, Inc., 2.900%, due 03/01/32	$1,775,000	$1,463,808
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,095,224
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	947,463
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	3,950,107
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,576,153
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,138,065
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,354,790
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,730,980
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,457,431
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,543,989
		81,845,351

Total Corporate Bonds (Cost $313,298,058)		$292,588,890

COMMON STOCKS - 18.4%	Shares	Fair Value
Consumer Discretionary - 1.1%
Retail - Discretionary - 1.1%
Genuine Parts Company	40,000	$5,775,200

Consumer Staples - 1.7%
Beverages - 1.7%
Coca-Cola Europacific Partners plc	150,000	9,372,000

Energy - 4.6%
Oil & Gas Producers - 4.6%
Chevron Corporation	50,000	8,431,000
Exxon Mobil Corporation	100,000	11,758,000
Pioneer Natural Resources Company	20,000	4,591,000
		24,780,000
Financials - 3.1%
Banking - 1.7%
Truist Financial Corporation	325,000	9,298,250

Specialty Finance - 1.4%
Fidelity National Financial, Inc.	180,000	7,434,000

Health Care - 0.5%
Medical Equipment & Devices - 0.5%
Medtronic plc	34,000	2,664,240

Industrials - 5.0%
Aerospace & Defense - 1.5%
Lockheed Martin Corporation	20,000	8,179,200

Industrial Support Services - 2.8%
Fastenal Company	106,000	5,791,840
Watsco, Inc.	24,000	9,065,280
		14,857,120
Transportation & Logistics - 0.7%
United Parcel Service, Inc. - Class B	25,000	3,896,750

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.4% (Continued)	Shares	Fair Value
Real Estate - 1.3%
Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	4,000	$7,294,240

Technology - 1.1%
Semiconductors - 1.1%
Texas Instruments, Inc.	37,000	5,883,370

Total Common Stocks (Cost $69,246,726)		$99,434,370

MONEY MARKET FUNDS - 3.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (b) (Cost $17,024,571)	17,024,571	$17,024,571

Total Investments at Fair Value - 99.5% (Cost $535,476,525)		$536,842,227

Other Assets in Excess of Liabilities - 0.5%		2,532,667

Net Assets - 100.0%		$539,374,894

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Fair Value
Consumer Discretionary - 8.6%
Home Construction - 3.6%
Masco Corporation	24,800	$1,325,560

Leisure Facilities & Services - 3.0%
Madison Square Garden Sports Corporation	6,400	1,128,320

Leisure Products - 2.0%
YETI Holdings, Inc. *	15,300	737,766

Energy - 21.7%
Oil & Gas Producers - 17.0%
Chesapeake Energy Corporation	6,000	517,380
Chevron Corporation	8,000	1,348,960
ConocoPhillips	9,000	1,078,200
Devon Energy Corporation	20,000	954,000
Occidental Petroleum Corporation	6,000	389,280
Pioneer Natural Resources Company	9,000	2,065,950
		6,353,770
Oil & Gas Services & Equipment - 4.7%
Schlumberger Ltd.	29,800	1,737,340

Financials - 11.6%
Institutional Financial Services - 5.6%
CME Group, Inc.	5,100	1,021,122
Intercontinental Exchange, Inc.	9,800	1,078,196
		2,099,318
Insurance - 6.0%
Berkshire Hathaway, Inc. - Class A *	2	1,062,954
Markel Group, Inc. *	794	1,169,157
		2,232,111
Health Care - 1.5%
Biotech & Pharma - 1.5%
Mirion Technologies, Inc. *	75,000	560,250

Industrials - 1.9%
Electrical Equipment - 1.9%
A.O. Smith Corporation	10,600	700,978

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Fair Value
Materials - 8.9%
Chemicals - 0.9%
Valvoline, Inc.	10,000	$322,400

Metals & Mining - 8.0%
Barrick Gold Corporation	35,300	513,615
Franco-Nevada Corporation	13,500	1,802,115
Pan American Silver Corporation	45,500	658,840
		2,974,570
Real Estate - 34.6%
Real Estate Owners & Developers - 34.6%
St. Joe Company (The)	52,600	2,857,758
Texas Pacific Land Corporation	5,500	10,029,580
		12,887,338
Technology - 8.2%
Technology Services - 8.2%
Mastercard, Inc. - Class A	4,500	1,781,595
Moody's Corporation	4,000	1,264,680
		3,046,275

Total Common Stocks (Cost $20,531,412)		$36,105,996

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a)	1,193,129	$1,193,129
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.21% (a)	3,902	3,902
Total Money Market Funds (Cost $1,197,031)		$1,197,031

Total Investments at Fair Value - 100.2% (Cost $21,728,443)		$37,303,027

Liabilities in Excess of Other Assets - (0.2%)		(68,046)

Net Assets - 100.0%		$37,234,981

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2023.